Other Assets	12 Months Ended
Dec. 31, 2025
Other Assets [Abstract]
Other assets
9.	Other assets

	2025		2024	2023

Inventory of rewards	Ps.	82,525	130,411	204,117
Security deposit		13,387	14,366	13,325
Rewards catalogs		5,669	7,860	11,233
Recoverable taxes		2,562	2,290	1,741
Accounts receivable from consultors		2,201	1,660	41,699
Other receivables		13,667	5,246	12,330

		120,011	161,833	284,445

Current		105,770	147,329	230,688
Non-current		14,241	14,504	53,757

	Ps.	120,011	161,833	284,445